Consolidated Supplementary Insurance Information	12 Months Ended
Dec. 31, 2015
Supplementary Insurance Information [Abstract]
Consolidated Supplementary Insurance Information
MetLife, Inc.
Schedule III
Consolidated Supplementary Insurance Information
December 31, 2015, 2014 and 2013
(In millions)

Segment	DAC and VOBA	Future Policy Benefits, Other Policy-Related Balances and Policyholder Dividend Obligation	Policyholder Account Balances	Policyholder Dividends Payable	Unearned Premiums (1), (2)	Unearned Revenue (1)
2015
U.S.	$615	$59,074	$63,986	$—	$1,820	$33
Asia	8,374	34,416	49,094	88	1,859	974
Latin America	1,753	8,142	5,880	—	491	597
EMEA	1,532	5,837	13,172	7	60	336
MetLife Holdings	5,436	70,818	33,818	621	171	218
Brighthouse Financial	6,390	34,332	37,521	15	17	529
Corporate & Other	30	(4,702)	(749)	(11)	3	—
Total	$24,130	$207,917	$202,722	$720	$4,421	$2,687
2014
U.S.	$593	$57,521	$65,615	$—	$1,801	$41
Asia	8,217	33,711	52,772	61	1,711	924
Latin America	1,987	8,914	6,425	—	508	651
EMEA	1,709	6,514	14,006	8	54	313
MetLife Holdings	5,387	71,169	33,738	612	179	229
Brighthouse Financial	6,537	32,546	37,367	12	16	546
Corporate & Other	12	(3,212)	(629)	(9)	3	—
Total	$24,442	$207,163	$209,294	$684	$4,272	$2,704
2013
U.S.	$563	$53,159	$61,761	$—	$1,641	$31
Asia	9,077	35,863	57,203	65	1,895	1,035
Latin America	2,198	8,847	7,177	—	467	678
EMEA	2,039	7,704	13,953	9	196	260
MetLife Holdings	5,445	68,340	33,083	598	186	232
Brighthouse Financial	7,384	34,661	39,502	9	15	629
Corporate & Other	—	(3,647)	206	(6)	3	—
Total	$26,706	$204,927	$212,885	$675	$4,403	$2,865
______________

(1)	Amounts are included within the future policy benefits, other policy-related balances and policyholder dividend obligation column.

(2)	Includes premiums received in advance.
See Note 2 of the Notes to the Consolidated Financial Statements for information on the re-segmentation reporting changes during the third quarter of 2016, which were retrospectively applied.
MetLife, Inc.
Schedule III
Consolidated Supplementary Insurance Information — (continued)
December 31, 2015, 2014 and 2013
(In millions)

Segment	Premiums and Universal Life and Investment-Type Product Policy Fees	Net Investment Income	Policyholder Benefits and Claims and Interest Credited to Policyholder Account Balances	Amortization of DAC and VOBA Charged to Other Expenses	Other Operating Expenses (1)
2015
U.S.	$21,804	$6,046	$22,038	$471	$3,197
Asia	8,491	2,859	6,817	1,265	1,619
Latin America	3,702	1,046	2,853	271	1,075
EMEA	2,455	347	1,109	492	998
MetLife Holdings	6,116	5,867	7,226	701	3,597
Brighthouse Financial	5,684	3,098	4,432	737	2,258
Corporate & Other	(200)	18	(151)	(1)	1,477
Total	$48,052	$19,281	$44,324	$3,936	$14,221
2014
U.S.	$21,152	$6,001	$21,292	$458	$3,080
Asia	9,270	3,279	7,748	1,394	1,724
Latin America	4,038	1,257	3,310	313	1,192
EMEA	2,832	1,238	1,978	626	1,176
MetLife Holdings	5,964	6,012	7,087	199	3,636
Brighthouse Financial	5,771	3,078	4,545	1,150	2,285
Corporate & Other	(14)	288	85	(8)	1,242
Total	$49,013	$21,153	$46,045	$4,132	$14,335
2013
U.S.	$20,203	$5,859	$20,594	$439	$2,885
Asia	9,525	4,363	9,200	1,527	1,830
Latin America	3,694	1,215	2,699	305	1,124
EMEA	2,698	1,091	1,743	699	1,037
MetLife Holdings	5,795	5,887	7,002	456	3,583
Brighthouse Financial	5,233	3,349	4,948	124	2,347
Corporate & Other	(23)	468	100	—	1,505
Total	$47,125	$22,232	$46,286	$3,550	$14,311
______________

(1)	Includes other expenses and policyholder dividends, excluding amortization of DAC and VOBA charged to other expenses.
See Note 2 of the Notes to the Consolidated Financial Statements for information on the re-segmentation reporting changes during the third quarter of 2016, which were retrospectively applied.